Financial liabilities - Schedule of Contractual Maturities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Trade payables	SFr 211.0	SFr 154.8
Current lease liabilities	110.2	100.6
Other financial liabilities	46.3	56.7
Other current financial liabilities	156.5	157.3
Non-current lease liabilities	562.2	515.0
Other non-current financial liabilities	5.6	2.8
Other non-current financial liabilities	567.8	517.8
Due within 3 months
Disclosure of financial liabilities [line items]
Trade payables	211.0	154.8
Current lease liabilities	27.8	24.8
Other financial liabilities	21.3	38.3
Other current financial liabilities	49.1	63.1
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 4 to 12 months
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	82.4	75.7
Other financial liabilities	24.9	18.4
Other current financial liabilities	107.3	94.2
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 1 to 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	332.5	299.0
Other non-current financial liabilities	5.6	2.8
Other non-current financial liabilities	338.1	301.8
Due > 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	229.7	216.0
Other non-current financial liabilities	0.0	0.0
Other non-current financial liabilities	SFr 229.7	SFr 216.0